UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of principal executive offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

American Balanced Fund®
Investment portfolio

September 30, 2006

unaudited

Common stocks — 65.26%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 14.04%
Microsoft Corp.	54,000,000	$1,475,820
Oracle Corp.[1]	56,500,000	1,002,310
International Business Machines Corp.	10,500,000	860,370
Cisco Systems, Inc.[1]	29,000,000	667,000
Nokia Corp. (ADR)	22,800,000	448,932
Motorola, Inc.	16,930,000	423,250
Intel Corp.	20,500,000	421,685
Applied Materials, Inc.	17,338,300	307,408
Dell Inc.[1]	9,500,000	216,980
QUALCOMM Inc.	5,750,000	209,013
Analog Devices, Inc.	7,100,000	208,669
Google Inc., Class A1	420,000	168,798
Hewlett-Packard Co.	4,500,000	165,105
Automatic Data Processing, Inc.	3,250,000	153,855
Texas Instruments Inc.	4,250,000	141,313
EMC Corp.[1]	11,500,000	137,770
First Data Corp.	3,000,000	126,000
Yahoo! Inc.[1]	4,750,000	120,080
Agilent Technologies, Inc.[1]	3,239,900	105,912
Electronic Data Systems Corp.	4,200,000	102,984
Nortel Networks Corp. (Canada)[1]	18,350,000	41,872
Nortel Networks Corp.[1]	7,000,000	16,100
Maxim Integrated Products, Inc.	1,397,800	39,236
		7,560,462

FINANCIALS — 10.24%
Citigroup Inc.	16,500,000	819,555
Berkshire Hathaway Inc., Class A1	7,590	727,122
Wells Fargo & Co.	18,050,000	653,049
Fannie Mae	9,500,000	531,145
Washington Mutual, Inc.	9,500,000	412,965
American International Group, Inc.	5,550,000	367,743
Bank of America Corp.	5,500,000	294,635
Fifth Third Bancorp	6,600,000	251,328
Freddie Mac	3,000,000	198,990
U.S. Bancorp	5,500,000	182,710
SunTrust Banks, Inc.	2,300,000	177,744
Lincoln National Corp.	2,826,868	175,492
Wachovia Corp.	2,700,000	150,660
Société Générale	850,000	135,328
St. Paul Travelers Companies, Inc.	2,750,000	128,948
Marsh & McLennan Companies, Inc.	4,304,700	121,177
ING Groep NV	2,702,421	118,927
Genworth Financial, Inc., Class A	2,000,000	70,020
		5,517,538

HEALTH CARE — 7.68%
Eli Lilly and Co.	11,202,000	$638,514
Medtronic, Inc.	12,800,000	594,432
Abbott Laboratories	10,150,000	492,884
Johnson & Johnson	5,100,000	331,194
Pfizer Inc	10,500,000	297,780
Merck & Co., Inc.	6,500,000	272,350
Roche Holding AG	1,558,422	269,566
Bristol-Myers Squibb Co.	10,000,000	249,200
Sanofi-Aventis	2,600,000	231,545
AstraZeneca PLC (ADR)	3,450,000	215,625
Amgen Inc.[1]	2,000,000	143,060
Aetna Inc.	3,400,000	134,470
Schering-Plough Corp.	6,000,000	132,540
CIGNA Corp.	1,129,800	131,419
		4,134,579

INDUSTRIALS — 7.49%
General Electric Co.	22,700,000	801,310
Northrop Grumman Corp.	8,110,000	552,048
Deere & Co.	3,848,750	322,949
Tyco International Ltd.	11,440,000	320,205
Caterpillar Inc.	4,000,000	263,200
United Parcel Service, Inc., Class B	3,250,000	233,805
United Technologies Corp.	3,630,000	229,960
Illinois Tool Works Inc.	4,900,000	220,010
3M Co.	2,800,000	208,376
Union Pacific Corp.	2,000,000	176,000
General Dynamics Corp.	2,410,000	172,725
Emerson Electric Co.	2,000,000	167,720
Lockheed Martin Corp.	1,600,000	137,696
Parker Hannifin Corp.	1,500,000	116,595
Southwest Airlines Co.	6,835,000	113,871
		4,036,470

CONSUMER DISCRETIONARY — 6.59%
Target Corp.	11,850,000	654,713
Lowe’s Companies, Inc.	14,200,000	398,452
Time Warner Inc.	21,800,000	397,414
Best Buy Co., Inc.	5,100,000	273,156
Carnival Corp., units	5,750,000	270,422
Toyota Motor Corp.	4,170,000	226,723
Home Depot, Inc.	5,500,000	199,485
Walt Disney Co.	6,000,000	185,460
TJX Companies, Inc.	6,000,000	168,180
Carnival PLC	3,350,000	160,178
Gannett Co., Inc.	2,800,000	159,124
Koninklijke Philips Electronics NV	4,250,000	149,184
Magna International Inc., Class A	1,750,000	127,802
Viacom Inc., Class B1	2,500,000	92,950
Sony Corp.	2,200,000	89,058
		3,552,301

CONSUMER STAPLES — 6.47%
Wal-Mart Stores, Inc.	22,800,000	$1,124,496
Altria Group, Inc.	11,800,000	903,290
Coca-Cola Co.	8,750,000	390,950
Avon Products, Inc.	5,700,000	174,762
CVS Corp.	5,000,000	160,600
Walgreen Co.	3,500,000	155,365
Anheuser-Busch Companies, Inc.	2,800,000	133,028
PepsiCo, Inc.	1,800,000	117,468
H.J. Heinz Co.	2,750,000	115,308
Unilever NV (New York registered)	4,500,000	110,430
General Mills, Inc.	1,790,000	101,314
		3,487,011

ENERGY — 5.81%
Chevron Corp.	12,000,000	778,320
Royal Dutch Shell PLC, Class A (ADR)	10,300,000	680,830
ConocoPhillips	10,500,000	625,065
Exxon Mobil Corp.	6,200,000	416,020
Schlumberger Ltd.	4,089,800	253,690
TOTAL SA (ADR)	2,135,000	140,782
EnCana Corp.	3,000,000	139,624
Marathon Oil Corp.	1,250,000	96,125
		3,130,456

MATERIALS — 3.45%
International Paper Co.	10,650,000	368,810
Alcoa Inc.	11,300,000	316,852
Dow Chemical Co.	7,600,000	296,248
E.I. du Pont de Nemours and Co.	6,500,000	278,460
Weyerhaeuser Co.	4,090,000	251,658
Rohm and Haas Co.	2,775,000	131,396
Bayer AG	2,525,000	128,769
Alcan Inc.	2,200,000	87,714
		1,859,907

TELECOMMUNICATION SERVICES — 2.69%
AT&T Inc.	11,750,000	382,580
BellSouth Corp.	8,250,000	352,688
Sprint Nextel Corp., Series 1	17,000,000	291,550
Vodafone Group PLC	120,062,500	274,677
Verizon Communications Inc.	4,000,000	148,520
		1,450,015

UTILITIES — 0.47%
Exelon Corp.	2,500,000	151,350
Dominion Resources, Inc.	1,300,000	99,437
		250,787

MISCELLANEOUS — 0.33%
Other common stocks in initial period of acquisition		177,730

Total common stocks (cost: $29,508,622,000)		35,157,256

		Market value
Preferred stocks — 0.46%	Shares	(000)

FINANCIALS — 0.46%
BNP Paribas 5.186% noncumulative[2,3]	38,903,000	$36,910
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[2,3]	7,000,000	7,167
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[2,3]	6,000,000	6,762
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred[3]	34,900,000	35,137
Wachovia Capital Trust III 5.80%[3]	30,000,000	30,111
Société Générale 7.85%[2,3]	25,000,000	25,340
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred[2,3]	20,000,000	20,012
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[2,3]	14,425,000	15,456
ING Capital Funding Trust III 8.439% noncumulative preferred[3]	13,000,000	14,439
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[2]	370,000	10,799
Fannie Mae, Series O, 7.085% preferred[2,3]	150,000	7,978
National Bank of Canada, Series A, 8.35% exchangeable preferred depositary shares	300,000	7,935
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[2,3]	5,000,000	7,369
CIT Group Inc., Series B, 5.189%	70,000	7,052
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	5,500,000	5,967
RBS Capital Trust I 4.709% noncumulative trust preferred[3]	4,500,000	4,220
ACE Ltd., Series C, 7.80% preferred depositary shares	103,335	2,681

Total preferred stocks (cost: $237,614,000)		245,335

Convertible securities — 0.02%

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008	150,000	8,676

CONSUMER DISCRETIONARY — 0.00%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	94,700	3,181

Total convertible securities (cost: $11,541,000)		11,857

Bonds & notes — 30.38%	Principal amount (000)

MORTGAGE-BACKED OBLIGATIONS[4]— 9.70%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$52,930	57,045
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	46,026
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,560
Fannie Mae 4.89% 2012	30,000	29,532
Fannie Mae 4.00% 2015	30,278	28,940
Fannie Mae 5.00% 2018	23,839	23,508
Fannie Mae 5.00% 2018	4,561	4,498
Fannie Mae 5.00% 2018	2,760	2,722
Fannie Mae 5.50% 2018	24,994	25,050
Fannie Mae 11.00% 2018	649	740
Fannie Mae 5.50% 2019	4,450	4,460
Fannie Mae 11.00% 2020	250	276
Fannie Mae 6.00% 2021	13,396	13,600
Fannie Mae 10.50% 2022	522	578
Fannie Mae, Series 2001-4, Class NA, 11.902% 2025[3]	697	777
Fannie Mae 7.00% 2026	449	465
Fannie Mae 8.50% 2027	116	125
Fannie Mae 8.50% 2027	80	86
Fannie Mae 8.50% 2027	73	78
Fannie Mae 8.50% 2027	37	40
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,503	1,561
Fannie Mae 7.50% 2030	301	312
Fannie Mae 7.50% 2030	126	130
Fannie Mae 7.00% 2031	275	283
Fannie Mae 7.50% 2031	388	402
Fannie Mae 7.50% 2031	264	273
Fannie Mae, Series 2001-20, Class D, 11.067% 2031[3]	146	163
Fannie Mae 5.50% 2032	5,239	5,182
Fannie Mae 5.50% 2033	32,198	31,811
Fannie Mae 5.00% 2035	10,106	9,722
Fannie Mae 5.00% 2035	5,230	5,031
Fannie Mae 5.50% 2035	27,528	27,166
Fannie Mae 5.50% 2035	9,635	9,508
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	7,994	5,981
Fannie Mae 5.50% 2036	89,581	88,252
Fannie Mae 5.50% 2036	51,752	50,984
Fannie Mae 5.50% 2036	39,583	38,995
Fannie Mae 5.50% 2036	21,415	21,097
Fannie Mae 5.50% 2036	18,478	18,203
Fannie Mae 5.50% 2036	16,062	15,824
Fannie Mae 5.50% 2036	13,933	13,726
Fannie Mae 5.50% 2036	13,842	13,637
Fannie Mae 5.50% 2036	4,537	4,470
Fannie Mae 5.50% 2036	269	265
Fannie Mae 5.50% 2036	258	254
Fannie Mae 5.50% 2036	95	94
Fannie Mae 5.852% 2036[3]	19,926	20,074
Fannie Mae 5.931% 2036[3]	19,255	19,435
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	21,940	22,388
Fannie Mae 6.00% 2036	10,998	11,065
Fannie Mae 6.50% 2036	17,755	18,082
Fannie Mae 6.50% 2036	1,310	1,334
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	1,009	1,039
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	916	948
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,324	1,376
Freddie Mac 8.50% 2008	3	3
Freddie Mac, Series SF02, Class GC, 2.64% 2009	8,516	8,326
Freddie Mac 4.00% 2015	52,829	50,039
Freddie Mac, Series 2310, Class B, 9.896% 2015[3]	244	266
Freddie Mac 5.00% 2018	25,783	25,400
Freddie Mac 10.00% 2018	511	571
Freddie Mac 8.50% 2020	373	398
Freddie Mac 8.50% 2020	40	42
Freddie Mac 6.00% 2021	27,087	27,479
Freddie Mac 6.50% 2032	459	469
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	5,391	5,593
Freddie Mac 5.00% 2035	53,483	51,444
Freddie Mac 5.00% 2035	53,250	51,221
Freddie Mac 5.00% 2035	15,898	15,307
Freddie Mac 5.00% 2035	5,420	5,219
Freddie Mac 5.50% 2035	26,382	26,040
Freddie Mac 5.50% 2035	26,234	25,894
Freddie Mac, Series 3061, Class PN, 5.50% 2035	19,591	19,656
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	22,761	16,760
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	16,244	11,588
Freddie Mac 6.00% 2036	324,197	325,870
Government National Mortgage Assn. 9.00% 2009	686	700
Government National Mortgage Assn. 10.00% 2020	466	528
Government National Mortgage Assn. 10.00% 2021	790	897
Government National Mortgage Assn. 4.00% 2035[3]	24,960	24,501
Government National Mortgage Assn. 4.00% 2035[3]	8,029	7,863
Government National Mortgage Assn. 4.00% 2035[3]	7,712	7,552
Government National Mortgage Assn. 5.50% 2036	148,499	147,054
Government National Mortgage Assn. 6.00% 2036	204,029	205,894
Government National Mortgage Assn. 6.00% 2036	91,250	92,056
Government National Mortgage Assn. 6.00% 2036	12,089	12,199
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	4,913	4,799
Countrywide Alternative Loan Trust, Series 2005-20CB, Class 4-A-1, 5.25% 2020	41,041	40,414
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	25,310	25,122
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	14,650	14,579
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	74,750	74,840
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	26,356	25,812
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	24,769	24,790
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	24,541	24,575
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	20,800	20,727
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.563% 2035[3]	26,571	26,600
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	18,724	18,471
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	30,993	30,984
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	29,623	29,812
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	9,522	9,492
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	17,782	17,810
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	13,943	13,618
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	4,491	4,519
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	3,794	3,810
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	3,777	3,807
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	4,852	4,906
CS First Boston Mortgage Securities Corp., Series 2004-AR1, Class II-A-1, 4.667% 2034[3]	4,388	4,341
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,875	3,905
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	11,298	11,241
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	5,272	5,316
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	28,300	29,411
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	21,770	21,964
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	93,660	97,349
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[2]	19,992	13,757
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	17,138
CS First Boston Mortgage Securities Corp., Series 2006-3, Class 1-A-4A, 5.896% 2036	5,100	5,146
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675	21,662
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037	250	250
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	16,708
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200	12,933
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,932
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,558
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,798
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040	30,875	30,662
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	7,544	7,671
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	19,957	19,493
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	35,633	35,451
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	45,087	44,826
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	43,601	43,170
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	75,266	75,616
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.277% 2036[3]	35,937	36,463
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.03% 2035[3]	28,211	28,325
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.977% 2036[3]	69,455	69,695
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 5.99% 2036[3]	29,488	29,590
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[3]	59,327	59,494
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[3]	4,362	4,261
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	42,981	42,367
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.109% 2035[3]	30,000	29,125
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.697% 2036	81,775	81,698
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC1, Class A-2, 6.001% 2033	139	139
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	10,000	9,769
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	8,361	8,220
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.511% 2037[3]	25,000	25,161
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	17,905	17,394
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	15,000	14,797
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	24,353
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,919
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	28,000	27,586
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019	4,853	4,864
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[3]	6,186	6,106
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[3]	8,577	8,458
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[3]	3,432	3,400
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.339% 2033[3]	2,180	2,150
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034[3]	6,717	6,620
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.569% 2034[3]	13,701	13,492
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.846% 2037[3]	33,315	33,169
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.59% 2045[3]	23,803	23,899
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	84,500	88,313
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.057% 2036[3]	4,000	4,290
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	5,498	5,518
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.984% 2033[3]	11,296	11,088
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.119% 2033[3]	4,304	4,274
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.353% 2034[3]	25,667	25,002
Bear Stearns ARM Trust, Series 2004-1, Class I-2-A-5, 4.375% 2034[3]	18,557	18,250
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.978% 2034[3]	17,268	17,053
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[3]	20,000	19,513
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	21,428	20,963
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.468% 2033[3]	3,987	3,912
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.697% 2033[3]	4,093	4,023
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.839% 2033[3]	15,051	14,927
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.172% 2034[3]	13,058	13,019
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.691% 2035[3]	33,994	33,767
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-1, 4.061% 2041	9,700	9,528
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	31,894
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	27,000	26,705
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042	21,430	21,047
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.693% 2034[3]	46,632	45,481
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	43,064	42,136
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[2]	65,800	64,322
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[2]	10,200	10,045
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[2]	7,550	7,534
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,500	20,385
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035	910	916
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	53,934	56,277
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045	45,575	45,955
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	26,935	26,255
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class A-1, 6.80% 2031	1,041	1,048
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032	3,050	3,263
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	16,556	16,175
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,852
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,481
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	35,912	35,952
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	34,659	34,521
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.881% 2036[3]	35,620	35,509
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.939% 2036[3]	34,533	34,733
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,529
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	47,557	49,600
Banc of America Commercial Mortgage Inc., Series 2003-2, Class A-1, 3.411% 2041	13,536	13,213
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	26,355	26,875
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	4,243	4,301
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	25,597	27,254
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2]	22,800	22,845
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2]	13,000	13,040
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[2]	15,000	15,063
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	10,042
GE Capital Commerical Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	37,674	36,891
Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.206% 2033	876	874
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,308
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	37,266
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.969% 2036[3]	36,753	36,989
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.651% 2036[3]	36,399	36,372
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.59% 2035[3]	15,223	15,253
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	20,882	20,926
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	9,859	10,079
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[2]	25,636	25,156
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	6,342	6,649
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.591% 2034[3]	27,189	26,785
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	9,492	9,300
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.948% 2035[3]	21,651	21,481
Morgan Stanley Dean Witter Capital I Trust, Series 2002-HQ, Class A-2, 6.09% 2034	3,721	3,756
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.746% 2034[3]	7,435	8,693
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ2, Class A-2, 5.16% 2035	1,408	1,404
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	9,000	9,215
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,693	3,589
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036	26,481	26,534
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	19,355	20,943
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[2]	16,250	16,303
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[2]	4,000	4,055
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,090	20,305
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 6.008% 2036[3]	19,339	19,513
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032	2,331	2,366
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	7,630	7,689
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	9,189
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,750	4,053
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,909
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	8,500	8,289
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	9,000	8,730
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[3]	6,423	6,299
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[3]	6,157	6,064
Banc of America Mortgage Securities Trust, Series 2004-A, Class 2-A-2, 4.121% 2034[3]	4,728	4,643
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class II-A-1, 4.75% 2019	10,293	9,943
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.324% 2034[3]	6,928	6,789
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,555	16,420
J.P. Morgan Mortgage Trust, Series 2004-S1, Class 1-A-7, 5.00% 2019	14,907	14,569
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035	12,857	12,906
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	13,083	12,757
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[2]	4,232	4,372
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[2]	7,750	8,325
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.419% 2030[3]	10,000	10,364
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 6.13% 2045[3]	10,145	10,244
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.97% 2036[3]	9,749	9,791
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	9,208	8,995
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	6,666	6,617
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.526% 2027[2,3]	1,467	1,476
LB Commercial Mortgage Trust, Series 1998-C1, Class A-3, 6.48% 2030	6,249	6,304
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[2]	5,326	5,536
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[2]	4,276	4,382
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	4,108	4,048
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.776% 2035[3]	4,026	3,889
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	3,750	3,848
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,197
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	2,484	2,471
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[2]	119	119
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030	74	74
		5,224,032

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 8.05%
U.S. Treasury 3.50% 2006	500,000	499,100
U.S. Treasury 3.125% 2007	40,000	39,544
U.S. Treasury 3.625% 2007	77,300	76,521
U.S. Treasury 3.75% 2007	50,000	49,683
U.S. Treasury 3.875% 2007	100,000	99,125
U.S. Treasury 6.25% 2007	200,000	200,860
U.S. Treasury 6.625% 2007	150,000	151,476
U.S. Treasury 2.625% 2008	50,000	48,359
U.S. Treasury 3.625% 2008[5]	25,188	25,386
U.S. Treasury 4.75% 2008	20,000	20,028
U.S. Treasury 5.625% 2008	250,000	253,418
U.S. Treasury 0.875% 2010[5]	21,480	20,342
U.S. Treasury 4.25% 2010[5]	362,793	383,370
U.S. Treasury 5.75% 2010	50,000	52,024
U.S. Treasury 3.50% 2011[5]	29,225	30,585
U.S. Treasury 5.00% 2011	25,000	25,447
U.S. Treasury 3.375% 2012[5]	68,750	72,306
U.S. Treasury 4.875% 2012	50,250	50,965
U.S. Treasury 10.375% 2012	8,000	8,480
U.S. Treasury 3.625% 2013	20,000	18,903
U.S. Treasury 4.25% 2013	385,625	377,550
U.S. Treasury 9.25% 2016	65,000	87,496
U.S. Treasury 8.875% 2017	180,000	243,196
U.S. Treasury 7.875% 2021	113,000	148,560
U.S. Treasury 6.25% 2023	88,500	102,771
U.S. Treasury 2.565% 2025[5]	53,969	54,710
U.S. Treasury 6.875% 2025	233,250	291,453
U.S. Treasury 5.25% 2029	153,000	161,822
U.S. Treasury 4.50% 2036	57,850	55,446
Fannie Mae 5.25% 2007	111,250	111,320
Fannie Mae 5.25% 2012	45,000	45,293
Fannie Mae 6.25% 2029	116,875	134,113
Federal Agricultural Mortgage Corp. 4.25% 2008	92,500	91,236
Federal Agricultural Mortgage Corp. 4.875% 2011[2]	68,500	68,154
Freddie Mac 3.625% 2008	25,000	24,384
Freddie Mac 4.125% 2009	5,000	4,880
Freddie Mac 5.75% 2010	€3,000	4,082
Freddie Mac 5.50% 2011	$83,000	85,217
Freddie Mac 6.25% 2012	5,000	5,014
Federal Home Loan Bank 5.125% 2013	50,000	50,369
Federal Home Loan Bank 5.625% 2016	53,250	54,824
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp., Series 2000-044-A, 3.74% 2015[4]	9,557	9,149
		4,336,961

FINANCIALS — 4.39%
Washington Mutual, Inc. 5.625% 2007	4,750	4,753
Washington Mutual, Inc. 4.00% 2009	12,500	12,173
Washington Mutual, Inc. 5.55% 2010	15,000	15,173
Washington Mutual, Inc. 5.00% 2012	4,000	3,915
Washington Mutual, Inc. 5.687% 2012[3]	17,000	16,977
Washington Mutual, Inc. 5.79% 2012[3]	20,000	20,062
Washington Mutual, Inc. 5.25% 2017	42,500	40,973
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[2,3]	133,000	131,124
AIG SunAmerica Global Financing XII 5.30% 2007[2]	3,000	2,999
AIG SunAmerica Global Financing VII 5.85% 2008[2]	7,750	7,839
International Lease Finance Corp., Series O, 4.55% 2009	12,050	11,818
International Lease Finance Corp. 5.00% 2010	5,000	4,935
American General Finance Corp., Series J, 5.706% 2011[3]	10,000	10,031
American General Finance Corp., Series I, 4.875% 2012	10,000	9,739
International Lease Finance Corp. 5.00% 2012	10,000	9,834
International Lease Finance Corp., Series R, 5.625% 2013	10,000	10,078
American General Finance Corp. 5.85% 2013	10,000	10,232
International Lease Finance Corp. 5.875% 2013	12,850	13,207
American General Finance Corp., Series I, 5.40% 2015	7,500	7,439
American International Group, Inc. 6.25% 2036	9,500	10,016
ILFC E-Capital Trust I 5.90% 2065[2,3]	26,000	26,215
Household Finance Corp. 6.50% 2008	7,000	7,179
Household Finance Corp. 4.125% 2009	20,000	19,410
Household Finance Corp. 4.75% 2009	7,500	7,436
HSBC Finance Corp. 4.625% 2010	13,000	12,746
Household Finance Corp. 6.375% 2011	17,500	18,311
Household Finance Corp. 6.75% 2011	5,000	5,304
Household Finance Corp. 6.375% 2012	21,000	22,059
Household Finance Corp. 7.00% 2012	5,000	5,412
HSBC Finance Corp. 5.50% 2016	15,000	15,031
Midland Bank 5.875% Eurodollar note (undated)[3]	4,000	3,440
CIT Group Inc. 3.65% 2007	12,280	12,075
CIT Group Inc. 5.50% 2007	10,000	10,030
CIT Group Inc. 4.00% 2008	4,000	3,926
CIT Group Inc. 3.375% 2009	18,000	17,259
CIT Group Inc. 6.875% 2009	11,500	11,993
CIT Group Inc. 5.78% 2011[3]	5,000	5,010
CIT Group Inc. 7.75% 2012	18,500	20,506
CIT Group Inc. 5.40% 2013	31,000	30,889
J.P. Morgan Chase & Co. 4.50% 2010	10,000	9,763
J.P. Morgan Chase & Co. 4.891% 2015	10,000	9,831
Bank One Corp. 4.90% 2015	12,000	11,532
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.989% 2027[3]	7,500	7,232
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027	2,750	2,855
J.P. Morgan Chase Capital XX, Series T, 6.55% 2036	28,000	28,346
JPMorgan Chase Capital XVIII, Series R, 6.95% 2036	22,865	24,366
EOP Operating LP 6.75% 2008	10,495	10,679
EOP Operating LP 4.65% 2010	69,500	67,490
EOP Operating LP 8.10% 2010	3,750	4,075
EOP Operating LP 6.75% 2012	4,125	4,336
EOP Operating LP 4.75% 2014	7,500	7,105
USA Education, Inc. 5.625% 2007	31,995	32,048
SLM Corp., Series A, 3.95% 2008	7,500	7,334
SLM Corp., Series A, 4.00% 2009	8,000	7,796
SLM Corp., Series A, 4.50% 2010	5,500	5,360
SLM Corp., Series A, 5.375% 2013	13,000	12,983
SLM Corp., Series A, 5.375% 2014	10,000	9,938
CNA Financial Corp. 5.85% 2014	44,000	43,702
CNA Financial Corp. 6.50% 2016	16,000	16,471
CNA Financial Corp. 7.25% 2023	13,000	13,856
Liberty Mutual Group Inc. 6.70% 2016[2]	18,000	18,729
Liberty Mutual Group Inc. 6.50% 2035[2]	21,990	21,044
Liberty Mutual Group Inc. 7.50% 2036[2]	21,875	23,538
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[2]	8,000	7,774
PRICOA Global Funding I 4.20% 2010[2]	16,000	15,494
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	14,017
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	19,500	24,096
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	3,148
Mangrove Bay Pass Through Trust 6.102% 2033[2,3]	57,885	56,105
HBOS PLC, Series B, 5.92% (undated)[2,3]	54,200	52,524
Bank of Scotland 7.00% (undated)[2,3]	4,225	4,286
Capital One Bank 4.875% 2008	20,000	19,889
Capital One Financial Corp. 5.67% 2009[3]	15,000	15,023
Capital One Financial Corp. 6.15% 2016	20,000	20,275
Simon Property Group, LP 4.875% 2010	20,000	19,675
Simon Property Group, LP 4.875% 2010	5,500	5,422
Simon Property Group, LP 5.375% 2011	5,000	4,992
Simon Property Group, LP 5.875% 2017	22,165	22,437
ProLogis 5.50% 2012	15,000	14,985
ProLogis 5.50% 2013	11,860	11,817
ProLogis 5.625% 2015	25,000	24,846
Developers Diversified Realty Corp. 3.875% 2009	16,500	15,958
Developers Diversified Realty Corp. 4.625% 2010	23,150	22,457
Developers Diversified Realty Corp. 5.50% 2015	13,000	12,784
MBNA America Bank, National Assn. 7.125% 2012	7,650	8,375
BankAmerica Capital III, BankAmerica Corp., Series 3, 6.077% 2027[3]	22,500	21,879
MBNA Global Capital Funding, Series B, 6.289% 2027[3]	18,000	17,980
Lincoln National Corp. 7.00% 2066[3]	45,555	47,798
ACE INA Holdings Inc. 5.875% 2014	30,000	30,333
ACE Capital Trust II 9.70% 2030	13,055	17,463
ReliaStar Financial Corp. 8.00% 2006	9,250	9,267
ING Security Life Institutional Funding 2.70% 2007[2]	25,000	24,716
ING Groep NV 5.775% (undated)[3]	10,300	10,182
Kimco Realty Corp., Series C, 4.82% 2011	15,000	14,663
Kimco Realty Corp. 6.00% 2012	2,750	2,842
Kimco Realty Corp., Series C, 4.82% 2014	13,000	12,372
Kimco Realty Corp., Series C, 5.783% 2016	14,000	14,143
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[2]	20,000	19,306
Westfield Group 5.70% 2016[2]	23,000	22,986
Citigroup Inc. 4.25% 2009	7,000	6,854
Citigroup Inc. 4.125% 2010	20,000	19,415
Citigroup Inc. 5.125% 2011	15,000	15,004
iStar Financial, Inc. 5.375% 2010	8,250	8,213
iStar Financial, Inc. 6.05% 2015	11,000	11,127
iStar Financial, Inc. 5.875% 2016	20,000	19,942
BOI Capital Funding (No. 2) LP 5.571% (undated)[2,3]	22,350	21,597
Bank of Ireland 6.107% (undated)[2,3]	13,300	13,003
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[2,3]	32,750	33,462
ERP Operating LP 4.75% 2009	6,730	6,640
ERP Operating LP 5.375% 2016	25,000	24,640
Santander Issuances, SA Unipersonal 5.805% 2016[2,3]	20,000	20,303
Abbey National PLC 6.70% (undated)[3]	5,790	5,909
Abbey National PLC 7.35% (undated)[3]	4,500	4,506
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd. 6.686%
noncumulative preferred (undated)[2,3]	28,500	28,797
Hospitality Properties Trust 6.75% 2013	18,345	19,310
Hospitality Properties Trust 6.30% 2016	6,500	6,653
US Bank National Assn. 4.40% 2008	25,000	24,732
Lehman Brothers Holdings Inc., Series H, 5.50% 2016	24,000	23,955
American Express Co. 4.75% 2009	15,000	14,897
American Express Co. 6.80% 2066[3]	7,500	7,932
Genworth Financial, Inc. 5.54% 2007[3]	22,000	22,038
Nationwide Life Insurance Co. 5.35% 2007[2]	6,000	6,000
North Front Pass Through Trust 5.81% 2024[2,3]	10,000	9,841
Nationwide Mutual Insurance Co. 7.875% 2033[2]	5,000	5,867
Zions Bancorporation 6.00% 2015	21,000	21,439
Travelers Property Casualty Corp. 5.00% 2013	10,000	9,780
St. Paul Travelers Companies, Inc. 6.25% 2016	11,000	11,491
Monumental Global Funding II, Series 2002-A, 5.20% 2007[2]	21,000	20,986
Allstate Financial Global Funding LLC 5.25% 2007[2]	6,000	5,998
Allstate Financial Global Funding LLC 4.25% 2008[2]	14,225	13,985
Assurant, Inc. 5.625% 2014	20,000	19,946
UniCredito Italiano Capital Trust II 9.20% (undated)[2]	17,000	19,217
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	17,827
Downey Financial Corp. 6.50% 2014	16,880	16,951
Resona Bank, Ltd. 5.85% (undated)[2,3]	15,000	14,691
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[2]	14,000	13,493
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,645
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,842
Lazard Group LLC 7.125% 2015	12,875	13,437
Principal Life Insurance Co. 3.20% 2009	14,000	13,381
New York Life Global Funding 3.875% 2009[2]	13,500	13,126
Federal Realty Investment Trust 6.125% 2007	4,000	4,022
Federal Realty Investment Trust 4.50% 2011	8,500	8,185
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,3]	10,000	9,749
First Industrial, LP 6.875% 2012	8,625	9,101
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008	7,500	7,377
National Westminster Bank PLC 7.75% (undated)[3]	7,000	7,148
City National Corp. 5.125% 2013	7,000	6,869
Brandywine Operating Partnership, LP 5.75% 2012	5,250	5,288
Wells Fargo & Co. 4.125% 2008	5,000	4,927
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,3]	4,000	4,161
Bank of Nova Scotia 5.125% 2085[3]	4,000	3,397
Den Norske CreditBank 5.688% (undated)[3]	3,000	2,583
Canadian Imperial Bank of Commerce 5.625% Eurodollar note 2085[3]	1,600	1,336
		2,364,281

ASSET-BACKED OBLIGATIONS[4]— 1.96%
Drive Auto Receivables Trust, Series 2004-1, Class A-4, MBIA insured, 4.14% 2010[2]	22,000	21,804
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	28,125	27,628
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[2]	18,580	18,317
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[2]	47,500	47,559
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[2]	23,400	23,025
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[2]	4,500	4,460
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[2]	8,000	7,793
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[2]	49,500	49,102
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010	10,475	10,392
AmeriCredit Automobile Receivables Trust, Series 2004-A-F, Class A-4, FSA insured, 2.87% 2011	16,044	15,688
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	20,974
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	20,331
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	49,425	48,660
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	13,349
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	9,948
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.65% 2034	34,977	35,064
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[2]	959	945
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[2]	267	265
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[2]	8,057	7,943
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[2]	8,485	8,347
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[2]	18,000	18,026
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[2]	9,000	9,094
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	8,935	8,935
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	10,000	9,831
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	8,500	8,324
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 5.63% 2033[3]	191	191
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.56% 2035[3]	16,249	16,282
Long Beach Acceptance Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 2.841% 2010[3]	8,681	8,492
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	17,150	16,828
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	14,000	13,815
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[2]	36,230	35,492
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 5.88% 2034[3]	30,000	30,281
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	13,879	13,649
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	16,122
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2]	29,550	29,407
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.63% 2033[3]	4,839	4,846
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.83% 2034[3]	22,546	22,616
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	26,540	26,727
Drivetime Auto Owner Trust, Series 2004-A, Class A-3, XLCA insured, 2.419% 2008[2]	6,171	6,111
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[2]	20,000	19,956
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	25,500	24,982
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[2]	24,162	23,842
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	20,250	19,934
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.61% 2033[3]	2,315	2,317
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.60% 2034[3]	11,383	11,400
CWABS, Inc., Series 2004-BC1, Class M-1, 5.83% 2034[3]	6,150	6,190
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	20,000	19,755
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[2]	4,245	4,161
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[2]	15,670	15,518
American Express Credit Account Master Trust, Series 2005-5, Class A, 5.37% 2013[3]	19,500	19,524
Morgan Stanley ABS Capital I, Inc., Series 2004-OP1, Class A-2B, 5.62% 2034[3]	3,246	3,249
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.86% 2034[3]	15,000	15,050
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 5.63% 2019[2,3]	16,418	16,418
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[2]	15,676	15,439
Chase Credit Card Owner Trust, Series 2003-4, Class B, 5.98% 2016[3]	14,000	14,380
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	14,139
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[6]	13,000	13,108
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011	1,679	1,646
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011	10,996	10,759
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.86% 2034[3]	11,000	11,054
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034	10,000	10,089
Net Lease Funding LP, Series 2005-1, Class A-A1, MBIA insured, 4.258% 2014[2]	9,569	9,422
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 5.73% 2034[3]	4,022	4,047
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 5.93% 2034[3]	3,398	3,405
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 5.83% 2013[3]	7,000	7,027
Prestige Auto Receivables Trust, Series 2004-1, Class A-2, FSA insured, 3.69% 2011[2]	6,803	6,731
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-1, 6.03% 2033[3]	4,965	4,972
Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M-2, 6.53% 2033[3]	1,108	1,110
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[2]	5,400	5,304
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 6.03% 2010[2,3]	5,000	5,016
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	4,320	4,329
UPFC Auto Receivables Trust, Series 2004-A, Class A-3, AMBAC insured, 3.27% 2010	4,217	4,164
Household Private Label Credit Card Master Note Trust I, Series 2002-1, Class B, 5.88% 2011[3]	4,000	4,006
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009	3,735	3,722
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009	3,374	3,403
Long Beach Mortgage Loan Trust, Series 2004-A, Class M-1, 5.83% 2024[3]	3,198	3,204
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.64% 2035[3]	2,983	2,985
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036	3,000	2,980
Structured Asset Investment Loan Trust, Series 2004-BNC2, Class A-4, 5.65% 2034[3]	2,116	2,118
MMCA Auto Owner Trust, Series 2002-4, Class A-4, 3.05% 2009	682	681
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010	458	453
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[2]	430	428
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[2]	247	242
		1,059,322

CONSUMER DISCRETIONARY — 1.76%
Comcast Cable Communications, Inc. 8.375% 2007	14,000	14,239
Comcast Corp. 5.80% 2009[3]	20,000	20,049
Comcast Cable Communications, Inc. 6.875% 2009	13,000	13,526
Comcast Corp. 5.45% 2010	25,000	25,123
Comcast Cable Communications, Inc. 6.75% 2011	10,000	10,516
Comcast Corp. 5.85% 2015	13,000	13,019
Comcast Corp. 6.50% 2015	20,750	21,695
TCI Communications, Inc. 8.75% 2015	2,670	3,167
Comcast Corp. 6.50% 2017	24,950	26,093
Residential Capital Corp. 6.607% 2009[3]	14,500	14,613
Residential Capital Corp. 6.375% 2010	61,250	62,022
Residential Capital Corp. 6.00% 2011	4,500	4,499
Residential Capital Corp. 6.50% 2013	12,000	12,203
AOL Time Warner Inc. 6.875% 2012	54,750	57,959
AOL Time Warner Inc. 7.625% 2031	21,750	24,097
Toll Brothers, Inc. 4.95% 2014	35,000	31,388
Toll Brothers, Inc. 5.15% 2015	39,000	34,725
Viacom Inc. 5.75% 2011[2]	47,000	46,953
Viacom Inc. 6.875% 2036[2]	14,500	14,379
News America Holdings Inc. 9.25% 2013	17,500	20,714
News America Inc. 5.30% 2014	8,750	8,593
News America Inc. 6.40% 2035	29,000	28,534
Cox Communications, Inc. 4.625% 2010	25,000	24,336
Cox Communications, Inc. 7.75% 2010	15,000	16,202
Cox Communications, Inc. 5.45% 2014	15,500	14,997
Pulte Homes, Inc. 4.875% 2009	9,625	9,460
Pulte Homes, Inc. 7.875% 2011	10,000	10,807
Pulte Homes, Inc. 6.25% 2013	5,000	5,055
Pulte Homes, Inc. 5.20% 2015	10,000	9,380
Pulte Homes, Inc. 7.875% 2032	5,000	5,490
Johnson Controls, Inc. 5.50% 2016	36,000	35,242
Harrah’s Operating Co., Inc. 5.50% 2010	14,375	14,169
Harrah’s Operating Co., Inc. 6.50% 2016	7,000	6,874
Harrah’s Operating Co., Inc. 5.75% 2017	14,000	12,829
DaimlerChrysler North America Holding Corp. 4.75% 2008	10,000	9,904
DaimlerChrysler North America Holding Corp. 7.75% 2011	13,160	14,113
DaimlerChrysler North America Holding Corp. 6.50% 2013	9,155	9,401
May Department Stores Co. 3.95% 2007	12,000	11,841
May Department Stores Co. 4.80% 2009	20,000	19,636
Clear Channel Communications, Inc. 4.625% 2008	15,000	14,811
Chancellor Media Corp. of Los Angeles 8.00% 2008	9,500	9,938
Centex Corp. 5.25% 2015	23,500	21,992
American Honda Finance Corp. 5.125% 2010[2]	20,500	20,470
Omnicom Group Inc. 5.90% 2016	20,000	20,327
Royal Caribbean Cruises Ltd. 7.25% 2016	18,000	18,283
Seminole Tribe of Florida 5.798% 2013[2,4]	16,750	16,567
Thomson Corp. 5.50% 2035	17,300	15,917
Marriott International, Inc., Series F, 4.625% 2012	14,945	14,225
D.R. Horton, Inc. 6.50% 2016	14,000	13,761
Viacom Inc. 5.625% 2007	5,000	5,004
Viacom Inc. 7.70% 2010	8,000	8,624
Hyatt Equities, LLC 6.875% 2007[2]	12,760	12,847
MDC Holdings, Inc. 5.50% 2013	5,000	4,667
MDC Holdings, Inc. 5.375% 2014	4,730	4,304
Carnival Corp. 3.75% 2007	5,000	4,911
Ryland Group, Inc. 5.375% 2012	2,750	2,594
		947,084

TELECOMMUNICATION SERVICES — 1.31%
Sprint Capital Corp. 7.625% 2011	11,000	11,855
Nextel Communications, Inc., Series E, 6.875% 2013	74,923	76,348
Nextel Communications, Inc., Series D, 7.375% 2015	73,577	75,989
Sprint Capital Corp. 6.875% 2028	5,000	5,082
BellSouth Corp. 4.75% 2012	43,750	41,792
BellSouth Capital Funding Corp. 7.875% 2030	62,395	71,299
BellSouth Corp. 6.55% 2034	36,855	37,034
SBC Communications Inc. 4.125% 2009	22,420	21,726
SBC Communications Inc. 6.25% 2011	15,000	15,501
SBC Communications Inc. 5.10% 2014	15,000	14,516
SBC Communications Inc. 5.625% 2016	40,000	39,634
SBC Communications Inc. 6.15% 2034	15,000	14,569
SBC Communications Inc. 6.45% 2034	40,000	40,300
Cingular Wireless LLC 5.625% 2006	5,000	5,000
AT&T Wireless Services, Inc. 7.875% 2011	12,170	13,340
AT&T Wireless Services, Inc. 8.125% 2012	45,230	50,968
Verizon Global Funding Corp. 7.25% 2010	30,000	32,208
Telefónica Emisiones, SAU 7.045% 2036	28,000	29,644
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006	27,375	27,366
Telecom Italia Capital SA 7.20% 2036	17,000	17,527
PCCW-HKT Capital Ltd. 8.00% 2011[2,3]	15,000	16,493
Deutsche Telekom International Finance BV 8.25% 2030[3]	10,000	12,252
France Télécom 7.75% 2011[3]	10,000	10,966
Singapore Telecommunications Ltd. 6.375% 2011[2]	10,000	10,475
Embarq Corp. 6.738% 2013	7,500	7,727
Koninklijke KPN NV 8.00% 2010	5,500	5,947
		705,558

INDUSTRIALS — 0.95%
General Electric Capital Corp., Series A, 5.00% 2007	20,000	19,972
General Electric Capital Corp., Series A, 5.375% 2007	7,000	7,004
General Electric Capital Corp., Series A, 6.00% 2012	8,000	8,322
General Electric Co. 5.00% 2013	23,000	22,771
General Electric Capital Corp., Series A, 5.75% 2018[3]	20,000	20,036
General Electric Capital Corp., Series A, 5.86% 2026[3]	20,000	20,002
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[4]	5,000	5,096
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[4]	3,085	3,188
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[4]	300	314
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	14,697	14,963
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	5,681	5,852
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	13,076	13,310
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[4]	1,848	1,960
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	10,130	10,136
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	16,295	17,425
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[4]	9,480	10,102
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[4]	29,550	30,086
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[4]	22,445	22,908
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[2,4]	28,453	29,563
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[2,4]	20,542	21,620
Union Pacific Railroad Co. Pass Through Trust, Series 2004-2, 5.214% 2014[2,4]	10,000	9,858
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[4]	6,498	6,803
Union Pacific Railroad Co. Pass Through Trust, Series 2004-1, 5.404% 2025[4]	19,211	19,260
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[4]	6,716	6,367
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[4]	8,118	8,347
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012	3,000	3,111
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	15,650	16,833
Hutchison Whampoa International Ltd. 6.50% 2013[2]	31,500	32,974
John Deere Capital Corp., Series D, 4.375% 2008	7,500	7,412
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,657
John Deere Capital Corp., Series D, 4.125% 2010	10,000	9,689
Northrop Grumman Corp. 4.079% 2006	25,000	24,959
Southwest Airlines Co. 6.50% 2012	9,500	9,978
Southwest Airlines Co. 5.25% 2014	12,500	12,217
Raytheon Co. 4.85% 2011	20,000	19,675
BNSF Funding Trust I 6.613% 2055[3]	15,000	15,118
Canadian National Railway Co. 4.25% 2009	9,550	9,318
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[4]	999	999
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	2,929	2,938
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,4]	1,759	1,753
		513,896

UTILITIES — 0.70%
MidAmerican Energy Holdings Co. 5.00% 2014	18,000	17,430
MidAmerican Energy Holdings Co. 6.125% 2036[2]	34,875	35,372
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,166
Pacific Gas and Electric Co., First Mortgage Bonds, 4.80% 2014	11,500	11,084
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	20,184
Exelon Corp. 4.45% 2010	20,000	19,399
Exelon Generation Co., LLC 6.95% 2011	15,270	16,204
Alabama Power Co., Series FF, 5.20% 2016	32,000	31,700
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-B, 5.566% 2009[3]	15,000	15,024
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,482
Ameren Corp. 4.263% 2007	12,150	12,067
Cilcorp Inc. 8.70% 2009	13,000	14,149
American Electric Power Co., Inc. 4.709% 2007[3]	7,500	7,450
Appalachian Power Co., Series G, 3.60% 2008	9,000	8,760
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,854
Scottish Power PLC 5.375% 2015	20,000	19,637
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	14,958
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007	6,250	6,246
Dominion Resources, Inc., Series 2002-D, 5.125% 2009	5,250	5,220
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,389
Consolidated Edison Co. of New York, Inc., Series 2004-C, 4.70% 2009	15,000	14,838
PSEG Power LLC 3.75% 2009	14,700	14,171
SP PowerAssets Ltd. 3.80% 2008[2]	11,500	11,182
Duke Capital LLC 4.331% 2006	9,700	9,685
Constellation Energy Group, Inc. 6.125% 2009	8,750	8,953
Oncor Electric Delivery Co. 6.375% 2012	8,600	8,884
NiSource Finance Corp. 6.15% 2013	6,000	6,092
Kern River Funding Corp. 4.893% 2018[2,4]	5,964	5,790
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	5,365	5,401
		375,771

INFORMATION TECHNOLOGY — 0.37%
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	63,250	64,250
Electronic Data Systems Corp. 7.45% 2029	26,594	29,267
Cisco Systems, Inc. 5.25% 2011	59,500	59,808
Oracle Corp. 5.00% 2011	30,000	29,742
Western Union Co. 5.93% 2016[2]	10,000	10,101
Sabre Holdings Corp. 6.35% 2016	4,765	4,740
		197,908

HEALTH CARE — 0.35%
Cardinal Health, Inc. 5.642% 2009[2,3]	23,000	23,000
Cardinal Health, Inc. 6.75% 2011	7,750	8,113
Cardinal Health, Inc. 4.00% 2015	50,000	44,373
Cardinal Health, Inc. 5.80% 2016[2]	14,700	14,677
Cardinal Health, Inc. 5.85% 2017	15,000	15,005
Amgen Inc. 4.00% 2009	21,000	20,372
Wyeth 5.50% 2016	17,000	17,017
Aetna Inc. 5.75% 2011	5,500	5,595
Aetna Inc. 7.875% 2011	10,000	10,979
Humana Inc. 6.45% 2016	14,200	14,741
UnitedHealth Group Inc. 3.75% 2009	15,000	14,543
		188,415

MATERIALS — 0.31%
International Paper Co. 5.85% 2012	67,445	69,004
International Paper Co. 5.50% 2014	13,000	12,875
Norske Skogindustrier ASA 7.625% 2011[2]	22,950	23,905
Norske Skogindustrier ASA 6.125% 2015[2]	10,950	10,290
Weyerhaeuser Co. 7.375% 2032	32,000	33,245
Stora Enso Oyj 7.25% 2036[2]	10,000	10,385
SCA Coordination Center NV 4.50% 2015[2]	6,750	6,127
		165,831

ENERGY — 0.24%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[2,4]	9,559	9,265
Ras Laffan Liquefied Natural Gas II 5.298% 2020[2,4]	22,000	21,241
Ras Laffan Liquefied Natural Gas III 5.838% 2027[2,4]	20,000	19,354
Energy Transfer Partners, LP 5.65% 2012	11,000	10,914
Energy Transfer Partners, LP 5.95% 2015	18,885	18,877
Enterprise Products Operating LP 6.875% 2033	15,000	15,483
Sunoco, Inc. 4.875% 2014	15,000	14,290
Devon Financing Corp., ULC 6.875% 2011	10,000	10,653
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[2,4]	9,583	9,455
OXYMAR 7.50% 2016[2,4]	2,238	2,382
		131,914

MUNICIPALS — 0.21%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033	43,070	47,474
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025	19,366	19,312
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	13,165	14,119
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030	10,835	11,237
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026	9,880	10,858
State of New York, Sales Tax Asset Receivable Corp., Taxable Revenue Bonds, Series 2005-B, FGIC insured, 4.06% 2010	5,000	4,828
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025	4,316	4,316
		112,144

CONSUMER STAPLES — 0.07%
Tyson Foods, Inc. 6.85% 2016[3]	14,000	14,440
Molson Coors Capital Finance ULC 4.85% 2010	10,000	9,835
CVS Corp. 6.117% 2013[2,4]	9,296	9,414
Costco Wholesale Corp. 5.50% 2007	4,750	4,747
		38,436

NON-U.S. GOVERNMENT BONDS & NOTES — 0.01%
State of Qatar 9.75% 2030	5,000	7,413

Total bonds & notes (cost: $16,369,443,000)		16,368,966

	Principal amount	Market value
Short-term securities — 4.42%	(000)	(000)

Variable Funding Capital Corp. 5.25%-5.36% due 10/2-10/30/2006[2]	$316,250	$315,470
Clipper Receivables Co., LLC 5.25%-5.38% due 10/2-12/15/2006[2]	222,000	221,106
Clipper Receivables Co., LLC 5.28% due 11/13/2006[2,7]	50,000	49,681
Wal-Mart Stores Inc. 5.20%-5.21% due 12/5-12/19/2006[2,7]	186,500	184,540
Wal-Mart Stores Inc. 5.20% due 12/11/2006[2]	50,000	49,492
Bank of America Corp. 5.26% due 12/20/2006	100,000	98,846
Ranger Funding Co. LLC 5.25%-5.26% due 11/2-11/3/2006[2,7]	44,800	44,579
Ranger Funding Co. LLC 5.26% due 10/26/2006[2]	25,848	25,750
Federal Home Loan Bank 5.155%-5.17% due 11/3-11/15/2006[7]	82,700	82,239
Federal Home Loan Bank 5.14%-5.23% due 10/20-10/27/2006	81,400	81,127
E.I. duPont de Nemours and Co. 5.19%-5.20% due 10/13-10/31/2006[2]	140,200	139,692
International Lease Finance Corp. 5.235%-5.24% due 10/17-10/18/2006	94,800	94,559
CAFCO, LLC 5.26%-5.37% due 10/4-12/13/2006[2]	87,800	87,251
Freddie Mac 5.14%-5.22% due 10/5/2006-1/23/2007	58,000	57,834
Freddie Mac 5.144% due 1/16/2007[7]	28,970	28,528
Kimberly-Clark Worldwide Inc. 5.20% due 10/6-10/23/2006[2]	84,520	84,300
International Bank for Reconstruction and Development 5.14% due 10/24-10/31/2006	79,000	78,700
International Bank for Reconstruction and Development 5.13% due 11/15/2006[7]	600	596
IBM Capital Inc. 5.205% due 10/26-12/6/2006[2]	77,283	76,735
Three Pillars Funding, LLC 5.26% due 10/18-10/25/2006[2]	75,000	74,777
FCAR Owner Trust I 5.28% due 12/15/2006[7]	50,000	49,458
FCAR Owner Trust II 5.38% due 10/12/2006	7,600	7,587
Preferred Receivables Funding Corp. 5.25% due 10/20/2006[2]	30,000	29,912
Park Avenue Receivables Co., LLC 5.26% due 10/19/2006[2]	25,000	24,930
United Parcel Service Inc. 5.19% due 10/10/2006	52,090	52,015
Coca-Cola Co. 5.30% due 10/2/2006	50,000	49,985
General Electric Capital Services, Inc. 5.25% due 10/12/2006	50,000	49,912
AT&T Inc. 5.27% due 10/17/2006[2]	50,000	49,875
Triple-A One Funding Corp. 5.25% due 10/6-10/11/2006[2]	46,900	46,841
Gannett Co. 5.20%-5.21% due 10/6-10/26/2006[2]	35,600	35,530
Home Depot Inc. 5.20% due 10/11/2006[2]	24,000	23,962
Pitney Bowes Inc. 5.20% due 10/4/2006[2]	23,564	23,550
UnionBanCal Commercial Funding Corp. 5.25% due 10/27/2006	21,100	21,019
Scripps (E.W.) Co. 5.22% due 10/10/2006[2]	20,000	19,971
Becton, Dickinson and Co. 5.22% due 10/13/2006	10,346	10,326
Harley-Davidson Funding Corp. 5.22% due 10/10/2006[2]	10,000	9,985
Tennessee Valley Authority 5.135% due 10/19/2006	1,100	1,097

Total short-term securities (cost: $2,381,582,000)		2,381,757

Total investment securities (cost: $48,508,802,000)		54,165,171
Other assets less liabilities		(292,388)

Net assets		$53,872,783

ADR = American Depositary Receipts

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $3,651,627,000, which represented 6.78% of the net assets of the fund.
3Coupon rate may change periodically.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Index-linked bond whose principal amount moves with a government retail price index.
6Step bond; coupon rate will increase at a later date.
7This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$6,329,440
Gross unrealized depreciation on investment securities	(679,117)
Net unrealized appreciation on investment securities	5,650,323
Cost of investment securities for federal income tax purposes	48,514,848

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

MFGEFP-911-1106-S6837

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 28, 2006

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 28, 2006